Derivative Financial Instruments - Summary of Derivative Fair Value Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Mark-to-market derivative liabilities, current	$ (18)	$ (33)
Mark-to-market derivative liabilities, noncurrent	(201)	(268)
Total mark-to-market derivative net assets (liabilities)	(2)	1
Commonwealth Edison Co [Member]
Derivative [Line Items]
Mark-to-market derivative liabilities, current	(18)	(33)
Mark-to-market derivative liabilities, noncurrent	(201)	(268)
Commodity Contract [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member] | Commonwealth Edison Co [Member]
Derivative [Line Items]
Mark-to-market derivative liabilities, current	(18)	(33)
Mark-to-market derivative liabilities, noncurrent	(201)	(268)
Total mark-to-market derivative liabilities	$ (219)	$ (301)